ACQUISITION OF BUSINESSES - Schedule of Acquisitions Completed in 2022 (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Financial assets	$ 11,572	$ 10,929
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash		17,528
Contingent and other non-cash consideration		745
Total consideration		18,273
Cash and cash equivalents		829
Accounts receivable and other, net		1,015
Inventory, net		301
Property, plant and equipment		1,180
Intangible assets		10,456
Goodwill		7,421
Deferred income tax assets		1
Financial assets		4,546
Equity accounted investments and other assets		736
Accounts payable and other		(1,957)
Non-recourse borrowings in subsidiaries of the partnership		(4,543)
Deferred income tax liabilities		(1,633)
Net assets acquired before non-controlling interests		18,352
Non-controlling interests acquired		(79)
Net assets acquired		18,273
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash		10,381
Contingent and other non-cash consideration		491
Total consideration		10,872
Cash and cash equivalents		739
Accounts receivable and other, net		523
Inventory, net		15
Property, plant and equipment		774
Intangible assets		5,727
Goodwill		5,544
Deferred income tax assets		1
Financial assets		4,542
Equity accounted investments and other assets		426
Accounts payable and other		(1,460)
Non-recourse borrowings in subsidiaries of the partnership		(4,543)
Deferred income tax liabilities		(1,337)
Net assets acquired before non-controlling interests		10,951
Non-controlling interests acquired		(79)
Net assets acquired		10,872
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash		6,488
Contingent and other non-cash consideration		29
Total consideration		6,517
Cash and cash equivalents		76
Accounts receivable and other, net		456
Inventory, net		169
Property, plant and equipment		364
Intangible assets		4,373
Goodwill		1,499
Deferred income tax assets		0
Financial assets		4
Equity accounted investments and other assets		309
Accounts payable and other		(451)
Non-recourse borrowings in subsidiaries of the partnership		0
Deferred income tax liabilities		(282)
Net assets acquired before non-controlling interests		6,517
Non-controlling interests acquired		0
Net assets acquired		6,517
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash		659
Contingent and other non-cash consideration		225
Total consideration		884
Cash and cash equivalents		14
Accounts receivable and other, net		36
Inventory, net		117
Property, plant and equipment		42
Intangible assets		356
Goodwill		378
Deferred income tax assets		0
Financial assets		0
Equity accounted investments and other assets		1
Accounts payable and other		(46)
Non-recourse borrowings in subsidiaries of the partnership		0
Deferred income tax liabilities		(14)
Net assets acquired before non-controlling interests		884
Non-controlling interests acquired		0
Net assets acquired		$ 884